United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  June 30, 2012

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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						Toth Financial Advisory Corporation
                                                              FORM 13F
                                                            June 30, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    COM              001055102     3449 80991.10 SH       Sole                                   80991.10
Abbott Laboratories            COM              002824100     4361 67643.00 SH       Sole                                   67643.00
Alliance Bankshares Corporatio COM              018535104      228 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      288  8335.00 SH       Sole                                    8335.00
Apple Computer, Inc.           COM              037833100      276   473.00 SH       Sole                                     473.00
Aqua America Inc.              COM                             572 22908.00 SH       Sole                                   22908.00
BB & T Corporation             COM              054937107      389 12612.00 SH       Sole                                   12612.00
Bank America Corporation       COM              060505104      533 65134.04 SH       Sole                                   65134.04
Becton, Dickinson and Company  COM              075887109      339  4535.00 SH       Sole                                    4535.00
Brown-Forman Corporation       COM                             479  4950.00 SH       Sole                                    4950.00
CVS Corporation DEL            COM              126650100     4152 88858.00 SH       Sole                                   88858.00
Caterpillar Inc.               COM              149123101      288  3391.00 SH       Sole                                    3391.00
China Networks International   COM              G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1697 30585.00 SH       Sole                                   30585.00
Cisco Systems, Inc.            COM              17275r102     2657 154718.81SH       Sole                                  154718.81
Clorox Company                 COM              189054109     2207 30464.00 SH       Sole                                   30464.00
Coca Cola Co                   COM              191216100     2986 38195.00 SH       Sole                                   38195.00
Colgate-Palmolive              COM              194162103     4081 39201.00 SH       Sole                                   39201.00
Disney Co. Walt HLDG Co.       COM              254687106      218  4500.00 SH       Sole                                    4500.00
Dunkin' Brands Group, Inc.     COM                             275  8000.00 SH       Sole                                    8000.00
Eagle Bancorp, Inc MD          COM                             669 42490.00 SH       Sole                                   42490.00
Ecolab Inc.                    COM                            2051 29927.00 SH       Sole                                   29927.00
Equifax Inc.                   COM              294429105     1230 26403.00 SH       Sole                                   26403.00
Exxon-Mobil Corporation        COM              30231G102      748  8740.00 SH       Sole                                    8740.00
Fiserv, Inc.                   COM              337738108     2716 37602.00 SH       Sole                                   37602.00
Flextronics International LTD  COM              y2573f102     1174 189311.00SH       Sole                                  189311.00
General Electric Company       COM              369604103     4097 196572.00SH       Sole                                  196572.00
General Mills, Inc.            COM              370334104     1119 29045.00 SH       Sole                                   29045.00
H.J. Heinz Company             COM              423074103     1727 31754.00 SH       Sole                                   31754.00
HSN Inc                        COM                             382  9475.00 SH       Sole                                    9475.00
Home Depot, Inc.               COM              437076102      294  5547.00 SH       Sole                                    5547.00
Hormel Foods Corporation       COM              440452100      549 18040.00 SH       Sole                                   18040.00
Intel Corporation              COM              458140100     2025 75988.00 SH       Sole                                   75988.00
International Business Machine COM              459200101     4400 22498.00 SH       Sole                                   22498.00
J.M. Smuckers Company New      COM              832696405      405  5360.00 SH       Sole                                    5360.00
Jabil Circut, Inc.             COM              466313103     1191 58582.00 SH       Sole                                   58582.00
Johnson & Johnson              COM              478160104     4052 59975.80 SH       Sole                                   59975.80
Kellogg                        COM              487836108      559 11327.00 SH       Sole                                   11327.00
Kimberly-Clark Corporation     COM              494368103     1520 18145.00 SH       Sole                                   18145.00
Kraft Foods, Inc. CL A         COM              50075n104     1174 30392.00 SH       Sole                                   30392.00
Mako Surgical Corporation      COM              560879108      759 29620.00 SH       Sole                                   29620.00
Manitowoc Company, Inc.        COM              563571108      153 13040.00 SH       Sole                                   13040.00
McCormick & Co., Inc.          COM              579780206      571  9420.00 SH       Sole                                    9420.00
McDonalds Corporation          COM              580135101     1405 15871.00 SH       Sole                                   15871.00
Medtronic, Inc.                COM              585055106     3136 80963.00 SH       Sole                                   80963.00
Microsoft Corporation          COM              594918104     2166 70801.00 SH       Sole                                   70801.00
Oracle Corporation             COM              68389x105     1246 41942.00 SH       Sole                                   41942.00
Patterson Companies            COM              703395103     1843 53464.00 SH       Sole                                   53464.00
Pepsico, Inc.                  COM              713448108     2796 39563.47 SH       Sole                                   39563.47
Phillip Morris International   COM              718172109      740  8484.00 SH       Sole                                    8484.00
Procter & Gamble               COM              742718109     2696 44022.00 SH       Sole                                   44022.00
Quest Diagnostic, Inc.         COM              74834l100     1211 20222.00 SH       Sole                                   20222.00
Spirit Airlines                COM                             287 14750.00 SH       Sole                                   14750.00
Stryker Corporation            COM              863667101     3646 66165.31 SH       Sole                                   66165.31
Sysco Corporation              COM              871829107     1679 56311.00 SH       Sole                                   56311.00
TransAtlantic Petroleum Ltd.   COM                              18 16300.00 SH       Sole                                   16300.00
Wal-Mart Stores                COM              931142103     3784 54274.00 SH       Sole                                   54274.00
Walgreen Co.                   COM              931422109     2140 72355.00 SH       Sole                                   72355.00
Zogenix Inc                    COM                             293 117950.00SH       Sole                                  117950.00
Consumer Discretionary (SPDR)                   81369y407     3663 83662.00 SH       Sole                                   83662.00
Consumer Staples (SPDR)                         81369Y308     1692 48665.00 SH       Sole                                   48665.00
DJ Internet (First Trust)                                      728 20640.00 SH       Sole                                   20640.00
DJ Transportation (iShares)                     464287192     3500 37500.00 SH       Sole                                   37500.00
DJ US Telecom (iShares)                                       1872 83305.00 SH       Sole                                   83305.00
Dow Industrials                                                358  5315.00 SH       Sole                                    5315.00
Emerging Markets (Vanguard)                     922042858     1848 46286.00 SH       Sole                                   46286.00
Energy (Vanguard)                               92204a306      226  2320.00 SH       Sole                                    2320.00
FTSE China 25 Index (iShares)                   464287184      352 10470.00 SH       Sole                                   10470.00
Financial (SPDR)                                81369y605     1941 132610.26SH       Sole                                  132610.26
Financials                                      74347R743     1119 20070.00 SH       Sole                                   20070.00
Global Infrastructure (Index)                   454090101      935 27525.00 SH       Sole                                   27525.00
Healthcare (SPDR)                               81369Y209     1844 48520.00 SH       Sole                                   48520.00
Industrials                                     74347R727      634 13517.00 SH       Sole                                   13517.00
Industrials (SPDR)                              81369y704     2744 76937.00 SH       Sole                                   76937.00
Japan Index (iShares)                           464286848       93  9895.00 SH       Sole                                    9895.00
KBW Insurance (SPDR)                            78464a789      812 19942.00 SH       Sole                                   19942.00
MSCI Mexico Investable Mkt (iS                                 867 14110.00 SH       Sole                                   14110.00
MSCI Pacific ex-Japan (iShares                                 188  4605.00 SH       Sole                                    4605.00
MSCI Singapore (iShares)                        464286673      184 14915.00 SH       Sole                                   14915.00
MSCI South Korea (iShares)                                     361  6585.00 SH       Sole                                    6585.00
Materials (SPDR)                                81369y100     1304 36963.00 SH       Sole                                   36963.00
Mid-Cap (Vanguard)                              922908629     1229 15922.00 SH       Sole                                   15922.00
MidCap 400                                      74347R404      355  5605.00 SH       Sole                                    5605.00
Nasdaq Biotechnology (iShares)                  464287556     2817 21676.00 SH       Sole                                   21676.00
Preferred Stocks (PowerShares)                                1886 129870.00SH       Sole                                  129870.00
QQQ                                             74347r206     2335 43861.00 SH       Sole                                   43861.00
REIT (Vanguard)                                 922908553     3417 52223.00 SH       Sole                                   52223.00
Real Estate                                     74347R677     1040 15820.00 SH       Sole                                   15820.00
Retail (SPDR)                                                 2530 42811.00 SH       Sole                                   42811.00
Russell Microcap (iShares)                      464288869     2248 44923.00 SH       Sole                                   44923.00
S&P 500 (ProShares Ultra)                       74347r107     2307 42312.02 SH       Sole                                   42312.02
S&P Homebuilders (SPDR)                         78464a888     2127 99631.61 SH       Sole                                   99631.61
Technology                                      74347R693     1653 22846.00 SH       Sole                                   22846.00
Technology (SPDR)                               81369y803     2978 103677.00SH       Sole                                  103677.00
Utilities (SPDR)                                81369Y886     2442 66028.00 SH       Sole                                   66028.00
Water Resources (PowerShares)                   73935x575      861 47475.00 SH       Sole                                   47475.00
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      152 19988.834SH       Sole                                  19988.834
American Funds EuroPacific GR                   298706409      211 5716.878 SH       Sole                                   5716.878
Growth Fund of America - Class                  399874882      893 28537.067SH       Sole                                  28537.067
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      354 16879.753SH       Sole                                  16879.753
RS Global Natural Resources Fu                  74972H705      353 10134.482SH       Sole                                  10134.482
Vanguard Wellesley Income                       921938106      377 15881.883SH       Sole                                  15881.883
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Janus Aspen Balanced Portfolio                  000000000     2170 176122.3160SH     Sole                                176122.3160
Schwab Money Market Portfolio                   000000000      299 27692.2980SH      Sole                                 27692.2980
Seligman Global Technology                      000000000      102 10617.3212SH      Sole                                 10617.3212
Seligman Global Technology                                     355 35968.9560SH      Sole                                 35968.9560
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                112 DATA RECORDS              155142            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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